Financial income (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of financial income

	2021	2020	2019
Financial income	1,091,748	438,598	1,430,171

Interest on financial investments	339,681	82,512	88,224
Interest received from clients	28,427	28,686	37,233
Swap interest	203,852	32,955	15,536
Interest on lease	24,788	19,924	20,528
Inflation adjustment (i)	208,029	116,441	1,263,793
Other derivatives (ii)	285,009	155,165	-
Other income	1,962	2,915	4,857

(i)	A substantial part is related to the monetary restatement on judicial and administrative proceedings and judicial deposits.
(ii)	It is the difference between the market cost and value of the share subscription option related to Banco C6 partnership; therefore, the mark-to-market value of these derivatives includes a gain of R$ 285 million referring to the company’s stock option obtained through achievement of contractual target defined in an operational partnership started in 2020. The market value was calculated based on information available in the last investment transaction carried out by the partner and disclosed in the market. The disclosures of this derivative financial instrument are detailed in note 37, which was measured at fair value, and will subsequently be measured in the Company’s income, also considering the risks related to arbitration disclosed in note 27.